Securities and other financial assets, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance account for credit losses of financial assets	$ 100,785	$ 81,294	$ 105,988
Loans and advances to customers	9,696	6,369
Restructured Loan	35,000
At fair value [member]
Loans and advances to customers	8,800
Financial assets at amortised cost, category [member]
Allowance account for credit losses of financial assets	140,000	196,000
Financial assets pledged as collateral for liabilities or contingent liabilities	35,100
Financial assets at fair value through other comprehensive income, category [member]
Allowance account for credit losses of financial assets	172,000	$ 222,000
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 4,600